                                 STI CLASSIC FUNDS

                       SUPPLEMENT DATED MARCH 19, 1999 TO THE
                  SUNTRUST 401(k) PROSPECTUS DATED OCTOBER 1, 1998


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 15, 1999, the Capital Growth Fund will be renamed the Capital Appreciation Fund.



                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 STI CLASSIC FUNDS

                       SUPPLEMENT DATED MARCH 19, 1999 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1998



THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective April 15, 1999, the Capital Growth Fund will be renamed the Capital Appreciation Fund.




                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 STI CLASSIC FUNDS

                       SUPPLEMENT DATED MARCH 19, 1999 TO THE
                     EQUITY FUNDS TRUST SHARES PROSPECTUS AND
                            EQUITY FUNDS FLEX/INVESTOR
                                 SHARES PROSPECTUS
                               DATED OCTOBER 1, 1998


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.


Effective April 15, 1999, the Capital Growth Fund will be renamed the Capital Appreciation Fund.

Effective April 1, 1999, the Portfolio Manager for the Mid-Cap Equity Fund will be Mr. John Hamlin. The second paragraph on page 23 of the Equity Funds Flex/Investor Shares Prospectus and the second paragraph on page 25 of the Equity Funds Trust Shares Prospectus under the heading "PORTFOLIO MANAGERS" should be replaced with the following:

     Mr. John Hamlin joined STI as a portfolio manager in March 1999. Mr. Hamlin has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, he had more than 19 years of investment experience as a portfolio manager at Phoenix Investment Counsel, Inc.


                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.